FAIR VALUE OF FINANCIAL INSTRUMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS	FAIR VALUE OF FINANCIAL INSTRUMENTS
Financial assets and liabilities measured at fair value on a recurring basis as of the date indicated below were presented on our unaudited condensed consolidated balance sheets as follows:

	December 31, 2020
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market funds	$1,026,034	$—	$—	$1,026,034
Cash and securities segregated under federal and other regulations:
U.S. Treasury securities	134,994	—	—	134,994
Other current assets:
Equity securities - user-held fractional shares	802,483	—	—	802,483
Equity securities - securities owned	3,222	—	—	3,222
Total financial assets	$1,966,733	$—	$—	$1,966,733

Liabilities
Accounts payable and accrued expenses:
Equity securities - referral program liability	$695	$—	$—	$695
Other current liabilities:
Equity securities - repurchase obligations	802,483	—	—	802,483
Total financial liabilities	$803,178	$—	$—	$803,178

	June 30, 2021
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market funds	$1,927,574	$—	$—	$1,927,574
U.S. Treasury securities	349,984	—	—	349,984
Other current assets:
Equity securities - user-held fractional shares	1,430,855	—	—	1,430,855
Equity securities - securities owned	18,874	—	—	18,874
Total financial assets	$3,727,287	$—	$—	$3,727,287

Liabilities
Accounts payable and accrued expenses:
Equity securities - referral program liability	$389	$—	$—	$389
Other current liabilities:
Equity securities - repurchase obligations	1,430,855	—	—	1,430,855
Convertible notes:
Convertible notes	—	—	5,189,783	5,189,783
Other non-current liabilities:
Warrant liability	—	—	382,513	382,513
Total financial liabilities	$1,431,244	$—	$5,572,296	$7,003,540
We measure our cash equivalents, securities segregated under federal and other regulations, equity securities owned by us for the promotional stock referral and fractional shares programs, and user-held fractional shares at fair value. Repurchase obligations in connection with our fractional shares program and equity securities that were awarded to our users as a part of our promotional stock referral program but had not been claimed as of December 31, 2020 and June 30, 2021 are also measured at fair value. We have evaluated the estimated fair value of financial instruments using available market information such as quoted market prices for the same instrument in active markets. Such instruments are classified within Level 1 of the fair value hierarchy.
Convertible notes and warrant liability
In February 2021, we issued two tranches of convertible notes (the “convertible notes”) and granted to each purchaser of the Tranche I convertible notes a warrant to purchase equity securities (the “warrant liability”) - see Note 10 for more information. We have elected the fair value option for both tranches of the convertible notes as we believe it best reflects its underlying economics. Under the fair value option, the convertible notes are initially measured at their issuance date estimated fair value and subsequently remeasured at their estimated fair value at each reporting period.
The valuation methodology for both the convertible notes and warrant liability is based on unobservable estimates and judgements, and therefore they are classified within Level 3 of the fair value hierarchy. The fair value of the convertible notes is determined using an if-converted approach and the fair value of the warrant liability is determined using a Black-Scholes option-pricing model.
The significant unobservable inputs used in the fair value measurement of the convertible notes and warrant liability include:

	June 30, 2021
	Convertible notes	Warrant liability
Fair value of common stock	$38.00	$38.00
Volatility	N/A	56%
Risk free rate	N/A	1.42%
Fair value measurements are highly sensitive to changes in these inputs and significant changes in these inputs would result in a significantly different fair value. For the three and six months ended June 30, 2021, we recorded total expense due to changes in fair value of $514.7 million and $1,890.8 million for the convertible notes and $13.4 million and $129.6 million for the warrant liability in our unaudited condensed consolidated statements of operations, none of which is attributable to the change in the instrument-specific credit risk. We have elected to present the component related to accrued interest in the change in fair value of convertible notes and warrant liability.
The following table sets forth a summary of the changes in the estimated fair value of our convertible notes and warrant liability:

(in thousands)	Convertible notes	Warrant liability
Beginning of period, January 1, 2021	$—	$—
Issued during the period	3,299,031	252,944
Change in fair value	1,890,752	129,569
End of period, June 30, 2021	$5,189,783	$382,513
During the six months ended June 30, 2021, we did not have any transfers in or out of Level 1, Level 2, or Level 3 assets or liabilities.
FAIR VALUE OF FINANCIAL INSTRUMENTS
We measure our cash equivalents, securities segregated under federal and other regulations and equity securities owned for the referral program and fractional shares, owned by us and user-held, at fair value. Repurchase obligations in connection with our fractional shares program and stock that were awarded to our users as a part of our promotional stock referral program but not claimed as of December 31, 2019 and 2020 are also measured at fair value. We have evaluated the estimated fair value of financial instruments using available market information.
As of December 31, 2019 and 2020, the types of instruments valued based on quoted market prices for the same instrument in active markets include money market funds and publicly traded stocks owned by us. Such instruments are classified within Level 1 of the fair value hierarchy.
We did not have any instruments classified within Level 2 or Level 3 as of December 31, 2019 and 2020.
Financial assets measured at fair value on a recurring basis as of the date indicated below were presented on our consolidated balance sheets as follows:

	December 31, 2019		December 31, 2020
(in thousands)	Level 1	Total	Level 1	Total
Cash equivalents:
Money market funds	$416,025	$416,025	$1,026,034	$1,026,034
Cash and securities segregated under federal and other regulations:
U.S. Treasury securities	—	—	134,994	134,994
Other current assets:
Equity securities - user-held fractional shares	—	—	802,483	802,483
Equity securities - securities owned	2,997	2,997	3,222	3,222
Total financial assets	$419,022	$419,022	$1,966,733	$1,966,733
Financial liabilities measured at fair value on a recurring basis as of the date indicated below were presented on our consolidated balance sheets as follows:

	December 31, 2019		December 31, 2020
(in thousands)	Level 1	Total	Level 1	Total
Accounts payable and accrued expenses:
Equity securities - referral program liability	$303	$303	$695	$695
Other current liabilities:
Equity securities - repurchase obligations	—	—	802,483	802,483
Total financial liabilities	$303	$303	$803,178	$803,178
During the years ended December 31, 2019 and 2020, we did not have any transfers in or out of Level 1, Level 2, or Level 3 assets or liabilities.